Segmented Information (Tables)	12 Months Ended
Jan. 31, 2023
Segmented Information.
Schedule of disaggregated revenue information by geographic location of customer and revenue

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Revenues
United States	307,102	242,086	211,232
Europe, Middle-East and Africa	126,942	128,990	94,163
Canada	34,547	36,116	29,388
Asia Pacific	17,423	17,498	13,881
	486,014	424,690	348,664

Schedule of segment reporting information, by segment

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Revenues
License	8,385	5,060	5,054
Services	435,734	378,494	309,731
Professional services and other	41,895	41,136	33,879
	486,014	424,690	348,664

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	January 31,	January 31,
	2023	2022
Total long-lived assets
United States	138,007	102,649
Europe, Middle-East and Africa	32,921	43,922
Canada	63,414	84,943
Asia Pacific	6,900	8,912
	241,242	240,426